Income Tax - Disclosure of information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of income taxes [abstract]
Net loss before tax	$ (7,850,996)	$ (15,948,389)
Statutory tax rate	27.00%	27.00%
Expected income recovery	$ (2,119,769)	$ (4,306,065)
Change in deferred tax assets not recognized	8,970,243	(3,686,725)
Share issuance costs	(2,018,856)	(782,849)
Foreign exchange	1,207,768	(96,891)
Change in estimate	(3,448,925)	7,497,449
Gain on spin out arrangement	(3,712,344)	0
Non-deductible items and other	1,121,883	1,375,081
Total income tax expense (recovery)	$ 0	$ 0